Schedule of Share-based Payments have been Granted (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 335,669	$ 780,235	$ 1,200,053
Total equity		636,670	732,000
Director options [member]
IfrsStatementLineItems [Line Items]
Total	549,174
Consultant options [member]
IfrsStatementLineItems [Line Items]
Total	249,624
Director options one [member]
IfrsStatementLineItems [Line Items]
Total	332,560
Advisor options [Member]
IfrsStatementLineItems [Line Items]
Total	330,000
Advisor options one [member]
IfrsStatementLineItems [Line Items]
Total	395,000
Options issued to brokers [Member]
IfrsStatementLineItems [Line Items]
Total equity		636,670	732,000
Options granted [member]
IfrsStatementLineItems [Line Items]
Total	798,798	480,159	725,000
Options granted [member] | Director options [member]
IfrsStatementLineItems [Line Items]
Total	549,174	332,560
Options granted [member] | Consultant options [member]
IfrsStatementLineItems [Line Items]
Total	249,624	144,590
Options granted [member] | Director options one [member]
IfrsStatementLineItems [Line Items]
Total		3,009
Options granted [member] | Advisor options [Member]
IfrsStatementLineItems [Line Items]
Total			395,000
Options granted [member] | Advisor options one [member]
IfrsStatementLineItems [Line Items]
Total			330,000
Performance rights [Member]
IfrsStatementLineItems [Line Items]
Total	(463,129)	300,076	475,053
Performance rights [Member] | Performance Rights Exercised [Member]
IfrsStatementLineItems [Line Items]
Total			312,000
Performance rights [Member] | Performance rights [Member]
IfrsStatementLineItems [Line Items]
Total	$ (463,129)	$ 300,076	$ 163,053